EXPLANATORY NOTE

Incorporated herein by reference is the revised version of the prospectus for The Victory Portfolios (“Registrant”) filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on July 1, 2014  (SEC Accession No. 0001104659-14-049671).